Transactions with Parties in Interest	12 Months Ended
Dec. 31, 2024
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties in Interest

6. Transactions with Parties in Interest

The Plan invests in the common stock of the Plan’s sponsor, PACCAR Inc, which is purchased by the Trustee on the open market at fair value. The Plan made purchases totaling $296,117,434 and sales totaling $332,431,989 of PACCAR Inc common stock during 2024. The Plan received dividends on PACCAR Inc common stock totaling $57,189,779 in 2024. Dividends and other receivables were $38,400,064 and $42,216,935 at December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Plan held investments issued by affiliates of the Trustee (Fidelity Management Trust Company) totaling $1,039,543,187 and $930,170,880, respectively.